United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/09

Date of Reporting Period:  Six months ended 2/28/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Intermediate Government/Corporate Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2009

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2009		2008	2007	2006 [1]
Net Asset Value, Beginning of Period	$10.14		$9.83	$9.75	$10.00
Income From Investment Operations:
Net investment income	0.21	[2]	0.47	0.46	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	(0.20)		0.29	0.08	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.01		0.76	0.54	0.18
Less Distributions:
Distributions from net investment income	(0.21)		(0.45)	(0.46)	(0.43)
Distributions from net realized gain on investments and futures contracts	(0.29)		--	--	--
TOTAL DISTRIBUTIONS	(0.50)		(0.45)	(0.46)	(0.43)
Net Asset Value, End of Period	$9.65		$10.14	$9.83	$9.75
Total Return [3]	0.14%		7.85%	5.69%	1.90%

Ratios to Average Net Assets:
Net expenses	0.30	% [4]	0.30%	0.31%	0.30%
Net investment income	4.33	% [4]	4.66%	4.73%	4.65%
Expense waiver/reimbursement [5]	4.01	% [4]	2.26%	1.58%	4.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,752		$50	$4,926	$5,186
Portfolio turnover	74%		50%	51%	220%

1 The date of initial investment was September 2, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2009		2008	2007	2006 [1]
Net Asset Value, Beginning of Period	$10.14		$9.83	$9.75	$10.00
Income From Investment Operations:
Net investment income	0.19	[2]	0.43	0.44	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	(0.19)		0.31	0.08	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	(0.00)		0.74	0.52	0.16
Less Distributions:
Distributions from net investment income	(0.20)		(0.43)	(0.44)	(0.41)
Distributions from net realized gain on investments and futures contracts	(0.29)		--	--	--
TOTAL DISTRIBUTIONS	(0.49)		(0.43)	(0.44)	(0.41)
Net Asset Value, End of Period	$9.65		$10.14	$9.83	$9.75
Total Return [3]	0.02%		7.58%	5.43%	1.64%

Ratios to Average Net Assets:
Net expenses	0.55	% [4]	0.55%	0.55%	0.55%
Net investment income	3.94	% [4]	4.24%	4.48%	4.40%
Expense waiver/reimbursement [5]	4.27	% [4]	2.26%	1.59%	0.99%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,371		$9,116	$18,887	$23,261
Portfolio turnover	74%		50%	51%	220%

1 The date of initial investment was September 2, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2008	Ending Account Value 2/28/2009	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,001.40	$1.49
Institutional Service Shares	$1,000	$1,000.20	$2.73
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.51
Institutional Service Shares	$1,000	$1,022.07	$2.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.30%
Institutional Service Shares	0.55%

Portfolio of Investments Summary Table (unaudited)

At February 28, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	52.0%
U.S. Treasury and Agency Securities [2]	38.4%
Mortgage-Backed Securities [3]	6.8%
Asset-Backed Securities	0.4%
Derivative Contracts [4,5]	0.0%
Other Assets and Liabilities - Net [6]	2.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate, mortgage-backed securities.

4 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5 Represents less than 0.1%.

6 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2009 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--51.7%
		Basic Industry - Chemicals--1.1%
$25,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	$25,637
20,000		Praxair, Inc., 4.625%, 3/30/2015	20,539
35,000		Rohm & Haas Co., 6.00%, 9/15/2017	29,714
		TOTAL	75,890
		Capital Goods - Aerospace & Defense--1.5%
20,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	19,871
50,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	40,000
50,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	49,120
		TOTAL	108,991
		Capital Goods - Building Materials--0.6%
50,000		RPM International, Inc., 6.50%, 2/15/2018	43,101
		Capital Goods - Construction Machinery--0.4%
25,000		Caterpillar, Inc., 7.00%, 12/15/2013	27,018
		Capital Goods - Diversified Manufacturing--3.6%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	15,071
10,000		Emerson Electric Co., 4.875%, 10/15/2019	9,787
50,000		Harsco Corp., 5.75%, 5/15/2018	50,234
20,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	20,044
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	45,778
50,000		Roper Industries, Inc., 6.625%, 8/15/2013	49,676
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	6,390
55,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	57,197
		TOTAL	254,177
		Communications - Media & Cable--2.1%
50,000		Comcast Corp., 7.125%, 6/15/2013	52,825
20,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	19,351
50,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	49,583
25,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	26,651
		TOTAL	148,410
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--0.4%
$25,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	$26,435
		Communications - Telecom Wireless--1.0%
25,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	23,800
10,000		Vodafone Group PLC, 5.35%, 2/27/2012	10,161
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	38,851
		TOTAL	72,812
		Communications - Telecom Wirelines--2.1%
25,000		AT&T, Inc., 6.70%, 11/15/2013	26,700
20,000		Embarq Corp., 6.738%, 6/1/2013	18,817
25,000		Rogers Communications, Inc., 6.80%, 8/15/2018	25,090
50,000		Telefonica S.A., Sr. Note, 5.855%, 2/4/2013	51,295
25,000		Verizon Communications, Inc., 6.10%, 4/15/2018	24,945
		TOTAL	146,847
		Consumer Cyclical - Automotive--1.3%
50,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	46,870
50,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	45,983
		TOTAL	92,853
		Consumer Cyclical - Entertainment--0.5%
35,000		Time Warner, Inc., 5.50%, 11/15/2011	34,939
		Consumer Cyclical - Retailers--1.9%
55,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	52,125
25,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	26,060
20,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	19,568
30,000		Costco Wholesale Corp., 5.30%, 3/15/2012	31,702
10,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	7,042
		TOTAL	136,497
		Consumer Non-Cyclical - Food/Beverage--3.4%
60,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	62,150
10,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	9,831
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	40,646
20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	20,792
30,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	32,248
25,000		PepsiCo, Inc., 4.65%, 2/15/2013	26,355
60,000	[1,2]	SABMiller PLC, Note, 6.50%, 7/1/2016	53,620
		TOTAL	245,642
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Health Care--0.8%
$35,000		Covidien International Finance S.A., 5.45%, 10/15/2012	$35,076
25,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	23,847
		TOTAL	58,923
		Consumer Non-Cyclical - Pharmaceuticals--1.8%
40,000		Abbott Laboratories, 5.15%, 11/30/2012	42,761
60,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	60,832
25,000		Genentech, Inc., Note, 4.40%, 7/15/2010	25,627
		TOTAL	129,220
		Consumer Non-Cyclical - Supermarkets--0.4%
25,000		Kroger Co., 5.00%, 4/15/2013	24,985
		Consumer Non-Cyclical - Tobacco--0.6%
20,000		Altria Group, Inc., 9.25%, 8/6/2019	20,433
25,000		Philip Morris International, Inc., 5.65%, 5/16/2018	24,419
		TOTAL	44,852
		Energy - Independent--1.5%
50,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	44,610
50,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	44,514
20,000		Devon Energy Corp., 6.30%, 1/15/2019	19,593
		TOTAL	108,717
		Energy - Integrated--0.5%
38,892	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	37,160
		Energy - Oil Field Services--0.3%
25,000		Weatherford International Ltd., 5.15%, 3/15/2013	22,899
		Financial Institution - Banking--3.1%
50,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	42,311
25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	22,496
50,000		Citigroup, Inc., Note, 5.125%, 5/5/2014	43,782
30,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	30,138
50,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	44,781
50,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	34,236
		TOTAL	217,744
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--5.5%
$25,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	$25,826
25,000		Blackrock, Inc., 6.25%, 9/15/2017	24,174
20,000		Eaton Vance Corp., 6.50%, 10/2/2017	17,211
100,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	92,674
25,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	24,757
100,000		Invesco Ltd., Note, 4.50%, 12/15/2009	95,164
10,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	6,760
10,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	5,259
25,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	22,614
20,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	17,656
100,000		Nuveen Investments, 5.00%, 9/15/2010	60,500
		TOTAL	392,595
		Financial Institution - Finance Noncaptive--1.4%
25,000		American Express Co., 4.875%, 7/15/2013	23,176
50,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	38,000
60,000		Capital One Capital IV, 6.745%, 2/17/2037	27,261
40,000		Capmark Financial Group, Inc., Company Guarantee, (Series WI), 6.80%, 5/10/2017	8,056
		TOTAL	96,493
		Financial Institution - Insurance - Health--1.6%
40,000		Aetna US Healthcare, 5.75%, 6/15/2011	40,396
50,000		Anthem, Inc., 6.80%, 8/1/2012	51,338
25,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	24,165
		TOTAL	115,899
		Financial Institution - Insurance - Life--1.7%
25,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	23,258
50,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	48,673
50,000		Prudential Financial, Inc., 5.15%, 1/15/2013	45,515
		TOTAL	117,446
		Financial Institution - Insurance - P&C--2.0%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	23,357
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	48,673
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	24,016
25,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	20,098
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	24,079
		TOTAL	140,223
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--0.3%
$20,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	$13,218
15,000		Liberty Property LP, 6.625%, 10/1/2017	10,886
		TOTAL	24,104
		Technology--1.9%
15,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	13,785
50,000		Harris Corp., 5.95%, 12/1/2017	43,832
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	24,941
50,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	50,588
		TOTAL	133,146
		Transportation - Railroads--1.4%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	23,832
30,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	31,466
50,000		Union Pacific Corp., 4.875%, 1/15/2015	47,032
		TOTAL	102,330
		Transportation - Services--0.4%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	26,289
		Utility - Electric--4.2%
25,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	24,018
20,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	20,190
20,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	21,115
25,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	25,550
50,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	51,558
25,000		FirstEnergy Corp., 6.45%, 11/15/2011	25,002
48,018	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	44,135
20,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	18,844
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	10,119
25,000		Union Electric Co., 6.00%, 4/1/2018	23,457
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	36,047
		TOTAL	300,035
		Utility - Natural Gas Distributor--0.9%
10,000		Atmos Energy Corp., 5.125%, 1/15/2013	9,448
25,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	27,713
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	26,723
		TOTAL	63,884
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas Pipelines--1.5%
$50,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	$48,602
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	34,954
25,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.85%, 9/15/2012	25,062
		TOTAL	108,618
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,985,449)	3,679,174
		ASSET-BACKED SECURITIES--0.4%
50,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043 (IDENTIFIED COST $50,271)	30,375
		CORPORATE NOTES--0.3%
		Communications - Telecom Wirelines--0.3%
25,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $24,729)	24,736
		MORTGAGE-BACKED SECURITIES--5.5%
381,102		Federal National Mortgage Association, Pool 697742, 5.00%, 6/1/2033 (IDENTIFIED COST $380,864)	389,320
		GOVERNMENT AGENCIES--33.8%
2,000,000		Federal Home Loan Mortgage Corp., 4.125%, 12/21/2012	2,138,697
250,000		Federal Home Loan Mortgage Corp., 4.125%, 9/27/2013	265,905
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $2,322,915)	2,404,602
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.3%
65,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	37,428
100,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	59,078
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $165,816)	96,506
Principal Amount			Value
		U.S. TREASURY--4.6%
$300,000	[3]	United States Treasury Note, 4.00%, 8/15/2018 (IDENTIFIED COST $308,510)	$323,944
		TOTAL INVESTMENTS--97.6% (IDENTIFIED COST $7,238,554) [4]	6,948,657
		OTHER ASSETS AND LIABILITIES - NET--2.4% [5]	174,535
		TOTAL NET ASSETS--100%	$7,123,192

At February 28, 2009, the Fund had the following outstanding futures contracts:

	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[6]	United States Treasury Bond 30-Year Long Futures	2	$246,688	June 2009	$(1,348)
[6]	United States Treasury Notes 2-Year Short Futures	5	$1,083,047	June 2009	$ 1,626
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$ 278

Net Unrealized Appreciation on Futures Contracts is included in "Other Assets and
Liabilities - Net."

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2009, these restricted securities amounted to $436,939, which represented 6.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At February 28, 2009, these liquid restricted securities amounted to $436,939, which represented 6.1% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.

4 Also represents cost of investments for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6 Nonincome-producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$ --	$278
Level 2--Other Significant Observable Inputs	6,948,657	--
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$6,948,657	$278

* Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2009 (unaudited)

Assets:
Total investments in securities, at value (identified cost $7,238,554)		$6,948,657
Income receivable		80,276
Receivable for investments sold		209,104
TOTAL ASSETS		7,238,037
Liabilities:
Payable for shares redeemed	$77
Income distribution payable	16,265
Bank overdraft	57,744
Payable for daily variation margin	4,109
Payable for Directors'/Trustees' fees	252
Payable for shareholder services fee (Note 5)	962
Payable for auditing fees	10,563
Payable for share registration costs	10,860
Payable for portfolio accounting fees	9,708
Accrued expenses	4,305
TOTAL LIABILITIES		114,845
Net assets for 738,221 shares outstanding		$7,123,192
Net Assets Consist of:
Paid-in capital		$7,403,080
Net unrealized depreciation of investments and futures contracts		(289,619)
Accumulated net realized gain on investments and futures contracts		9,992
Distributions in excess of net investment income		(261)
TOTAL NET ASSETS		$7,123,192
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$3,752,021 ÷ 388,858 shares outstanding, no par value, unlimited shares authorized		$9.65
Institutional Service Shares:
$3,371,171 ÷ 349,363 shares outstanding, no par value, unlimited shares authorized		$9.65

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2009 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$30,014
Interest			178,752
TOTAL INCOME			208,766
Expenses:
Investment adviser fee (Note 5)		$18,487
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		3,178
Transfer and dividend disbursing agent fees and expenses		15,670
Directors'/Trustees' fees		1,971
Auditing fees		11,862
Legal fees		4,517
Portfolio accounting fees		30,061
Shareholder services fee--Institutional Service Shares (Note 5)		8,610
Account administration fee--Institutional Service Shares		411
Share registration costs		16,687
Printing and postage		9,278
Insurance premiums		2,364
Miscellaneous		761
TOTAL EXPENSES		218,077
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(18,487)
Waiver of administrative personnel and services fee	(17,310)
Reimbursement of other operating expenses	(159,168)
TOTAL WAIVERS AND REIMBURSEMENTS		(194,965)
Net expenses			23,112
Net investment income			185,654
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $22,973 on sale of investments in affiliated issuers (Note 5))			28,904
Net realized loss on futures contracts			(15,094)
Net change in unrealized depreciation of investments			(133,918)
Net change in unrealized appreciation of futures contracts			(3,457)
Net realized and unrealized loss on investments and futures contracts			(123,565)
Change in net assets resulting from operations			$62,089

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2009	Year Ended 8/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$185,654	$767,051
Net realized gain on investments and futures contracts	13,810	948,458
Net change in unrealized appreciation/depreciation of investments and futures contracts	(137,375)	(142,136)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,089	1,573,373
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(39,813)	(89,823)
Institutional Service Shares	(146,154)	(678,602)
Distributions from net realized gains on investments and futures contracts
Institutional Shares	(69,999)	--
Institutional Service Shares	(226,475)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(482,441)	(768,425)
Share Transactions:
Proceeds from sale of shares	4,669,548	305,980
Net asset value of shares issued to shareholders in payment of distributions declared	340,216	7,248
Cost of shares redeemed	(6,632,363)	(15,764,678)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,622,599)	(15,451,450)
Change in net assets	(2,042,951)	(14,646,502)
Net Assets:
Beginning of period	9,166,143	23,812,645
End of period (including undistributed (distributions in excess of) net investment income of $(261) and $52, respectively)	$7,123,192	$9,166,143

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2009 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Intermediate Government/Corporate Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended February 28, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2009, the Fund had a net realized loss on futures contracts of $15,094.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 2/28/2009		Year Ended 8/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	470,267	$4,646,329	4,980	$49,830
Shares issued to shareholders in payment of distributions declared	11,238	109,756	138	1,403
Shares redeemed	(97,579)	(980,617)	(501,310)	(5,133,162)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	383,926	$3,775,468	(496,192)	$(5,081,929)

	Six Months Ended 2/28/2009		Year Ended 8/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,411	$23,219	25,018	$256,150
Shares issued to shareholders in payment of distributions declared	23,539	230,460	575	5,845
Shares redeemed	(576,009)	(5,651,746)	(1,047,675)	(10,631,516)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(550,059)	$(5,398,067)	(1,022,082)	$(10,369,521)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(166,133)	$(1,622,599)	(1,518,274)	$(15,451,450)

4. FEDERAL TAX INFORMATION

At February 28, 2009, the cost of investments for federal tax purposes was $7,238,554. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $289,897. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $131,636 and net unrealized depreciation from investments for those securities having an excess of cost over value of $421,533.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended February 28, 2009, the Adviser voluntarily waived $18,191 of its fee and voluntarily reimbursed $159,168 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2009, the net fee paid to FAS was 1.667% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $17,310 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2009, the Fund's Institutional Service Shares did not incur a distribution services fee, however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Institutional Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on April 30, 2008.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended February 28, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the Financial Highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.30% and 0.55%, respectively, for the fiscal year ending August 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through October 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended February 28, 2009, the Adviser reimbursed $296. Transactions with affiliated companies during the six months ended February 28, 2009 were as follows:

Affiliates	Balance of Shares Held 8/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2009	Value	Dividend Income
Federated Mortgage Core Portfolio	93,273	2,183	95,456	--	$--	$22,530
Prime Value Obligations Fund, Institutional Shares	260,935	9,843,992	10,104,927	--	--	7,484
TOTAL OF AFFILIATED TRANSACTIONS	354,208	9,846,175	10,200,383	--	$--	$30,014

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2009, were as follows:

Purchases	$1,922,452
Sales	$2,014,860

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of February 28, 2009, there were no outstanding loans. During the six months ended February 28, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of February 28, 2009, there were no outstanding loans. During the six months ended February 28, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED INTERMEDIATE GOVERNMENT/CORPORATE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the period ending December 31, 2007, the Fund's performance for the one-year period was above the median of the relevant peer group. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B607
Cusip 31420B508

34586 (4/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009